ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - Accrued liabilities (USD $)	Oct. 31, 2014	Oct. 31, 2013
ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - Accrued liabilities [Abstract]
Accounts payable	$ 540,179	$ 527,208
Payroll and related expenses	372,753	345,484
Accrued litigation expense, consulting and other professional fees	320,493	248,730
Accrued other	16,001	155,048
Total	$ 1,249,426	$ 1,276,470